Schedule of Investments (unaudited)
May 31, 2025
iShares® Emergent Food and AgTech Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.3%
Nufarm Ltd./Australia(a)	7,172	$11,016
Canada — 4.4%
Nutrien Ltd.	3,190	188,469
Denmark — 4.2%
Novonesis Novozymes B, Class B	2,574	181,365
France — 8.1%
Danone SA	2,284	195,276
Eurofins Scientific SE	2,271	151,473
		346,749
Germany — 12.4%
BASF SE	3,290	158,650
Bayer AG, Registered	7,273	204,761
GEA Group AG	2,568	171,996
		535,407
Italy — 3.7%
CNH Industrial NV	12,623	157,914
Japan — 3.3%
Kubota Corp.	12,400	142,250
Netherlands — 0.5%
Corbion NV	1,033	22,308
Norway — 5.7%
Bakkafrost P/F	890	41,434
Mowi ASA	7,782	145,310
Salmar ASA	1,320	58,840
		245,584
United Kingdom — 2.9%
Croda International PLC	2,256	93,377
Genus PLC	1,226	33,339
		126,716
United States — 53.9%
AGCO Corp.	1,147	112,383
CF Industries Holdings Inc.	1,695	153,754
Corteva Inc.	2,596	183,797
Security	Shares	Value
United States (continued)
Deere & Co.	364	$184,279
Ecolab Inc.	641	170,262
Exponent Inc.	926	70,691
FMC Corp.	2,338	94,829
International Paper Co.	4,236	202,523
Kellanova	1,895	156,584
Mosaic Co. (The)	5,653	204,299
Neogen Corp.(a)(b)	4,255	24,934
Packaging Corp. of America	642	124,015
Sealed Air Corp.	2,595	83,559
Smurfit WestRock PLC	2,875	124,574
Sotera Health Co.(a)(b)	2,303	28,189
Trimble Inc.(a)	2,062	146,959
Valmont Industries Inc.	372	118,311
Waters Corp.(a)	397	138,648
		2,322,590
Total Long-Term Investments — 99.4% (Cost: $4,724,644)		4,280,368
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	55,944	55,967
Total Short-Term Securities — 1.3% (Cost: $55,966)		55,967
Total Investments — 100.7% (Cost: $4,780,610)		4,336,335
Liabilities in Excess of Other Assets — (0.7)%		(29,239)
Net Assets — 100.0%		$4,307,096

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$56,011 (a)	$—	$(45)	$1	$55,967	55,944	$84 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	137	—
				$(45)	$1	$55,967		$221	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Emergent Food and AgTech Multisector ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	06/20/25	$21	$366
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,727,813	$1,552,555	$—	$4,280,368
Short-Term Securities
Money Market Funds	55,967	—	—	55,967
	$2,783,780	$1,552,555	$—	$4,336,335
Derivative Financial Instruments(a)
Assets
Equity Contracts	$366	$—	$—	$366

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.